SCHEDULE OF DEFERRED TAX ASSETS AND DEFERRED TAX LIABILITIES (Details) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Income Tax Disclosure [Abstract]
Allowance for credit losses	$ 12,061	$ 1,008
Depreciation	(29,208)
Right of use assets - net	5,245	(146)
State income taxes	4,830
NOL - Federal	494,385
NOL -state	24,286
Accounts receivable	11,921	17,025
Inventory	418	(128)
Other current assets	176	(95)
Accounts Payable and accrued expenses	(1,465)	(829)
Deferred income	(44)	44
Cash to accrual tax return differences	(3,536)	27,121
Deferred tax asset (liability)	519,069	44,000
Valuation allowance	(518,671)
Deferred tax asset (liability) -net	398	44,000
Deferred tax asset (liability) -beginning	(7,000)	(51,000)
Deferred income taxes payable	(398)	(44,000)
Deferred tax asset (liability) -end	$ (6,602)	$ (7,000)